FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	¥ 1,889,255	¥ 1,738,896	¥ 1,765,702
Liabilities	974,181	851,194	¥ 883,624
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	25,077	22,789
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	3,223	4,826
Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	6,062	9,778
Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	804	2,471
Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	12,488	2,900
Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,419	2,355
Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	6,527	10,111
Derivative financial liabilities | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	18,371
Derivative financial liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	3,223	4,826
Derivative financial liabilities | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	5,883
Derivative financial liabilities | Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	804	2,471
Derivative financial liabilities | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	12,488
Derivative financial liabilities | Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,419	2,355
Equity investments | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	767	1,525
Equity investments | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets		1
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	179	149
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets		1
Equity investments | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	588	1,376
Derivative financial liabilities | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets		12,528
Derivative financial liabilities | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets		9,628
Derivative financial liabilities | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets		2,900
Trade accounts receivable and bills receivable | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	5,939	8,735
Trade accounts receivable and bills receivable | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	¥ 5,939	¥ 8,735